Personnel expenses	12 Months Ended
Dec. 31, 2021
Analysis of income and expense [abstract]
Personnel expenses	Personnel expenses:
Personnel expenses are included in cost of product and service revenues, research and product development expense, general and administrative expense, sales and marketing expense, and other expense.

	December 31, 2021	December 31, 2020
Salaries and employee benefits	$84,555	$63,392
Share-based compensation (note 21)	9,669	6,228
	$94,224	$69,620